Cash and cash equivalents	9 Months Ended
Sep. 30, 2019
Cash and cash equivalents
Cash and cash equivalents

7.Cash and cash equivalents

As of September 30, 2019, and December 31, 2018, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	September 30,
	2018	2019
Correspondent accounts with Central Bank of Russia (CBR)	5,587	830
Cash with banks and on hand	13,119	3,085
Short-term CBR deposits	21,000	9,200
Other short-term bank deposits	1,267	22,676
Less: Allowance for ECL	(7)	(2)
Total cash and cash equivalents	40,966	35,789

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. The Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis.

Since 2017 the Company has a bank guarantee and secured it by a cash deposit of U.S.$ 2.5 mln until July 31, 2020.